Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of December 31,
	2023	2024
Customer A — advertising and marketing customer	31%	23%
Customer B — advertising and marketing customer	13%	*	%

*	：less than 10%